Voyage Expenses (Predecessor) (Details) (USD $)	9 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor	Mar. 31, 2013 Predecessor	Mar. 31, 2012 Predecessor
Voyage expenses
Brokers commission	$ 386,244	$ 396,720	$ 1,025,761	$ 897,367
Bunkers	5,271,126	2,755,445	6,678,660	481,903
Port charges and other related expenses	552,634	391,091	746,574	180,983
Security cost	298,820	206,940	582,112	668,458
War risk insurances	37,001	26,673	111,626	241,854
Other voyage expenses	125,146	45,363	112,450	53,816
Total voyage expenses	$ 6,670,971	$ 3,822,232	$ 9,257,183	$ 2,524,381